Employee benefits - Pension and other post-employment benefits - Analysis of Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets		$ 3,630	$ 2,826
Defined benefit pension plans [member]
Disclosure of employee benefits [line items]
Fair value of plan assets		17,162	14,368
Present value of defined benefit obligation	[1]	13,780	11,727
Net surplus (deficit)		3,382	2,641
Effect of asset ceiling		(37)	(9)
Total net surplus (deficit), net of effect of asset ceiling		3,345	2,632
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets		3,630	2,826
Employee benefit liabilities		(285)	(194)
Total net surplus (deficit), net of effect of asset ceiling		3,345	2,632
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Fair value of plan assets		16,421	13,704
Present value of defined benefit obligation		13,142	11,142
Net surplus (deficit)		3,279	2,562
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Fair value of plan assets		741	664
Present value of defined benefit obligation		638	585
Net surplus (deficit)		103	79
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation		1,639	1,417
Net surplus (deficit)		(1,639)	(1,417)
Total net surplus (deficit), net of effect of asset ceiling		(1,639)	(1,417)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit liabilities		(1,639)	(1,417)
Total net surplus (deficit), net of effect of asset ceiling		(1,639)	(1,417)
Other post employment benefit plan [member] | Canada [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation		1,563	1,348
Net surplus (deficit)		(1,563)	(1,348)
Other post employment benefit plan [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation		76	69
Net surplus (deficit)		$ (76)	$ (69)

[1]	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2024 were $929 million and $665 million, respectively (October 31, 2023 – $300 million and $106 million, respectively).